UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Third Point Management Company, LLC
Address: 360 Madison Ave., 24Th Floor
         New York, NY  10017

13F File Number:  28-06970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel S. Loeb
Title:     Managing Member
Phone:     212-224-7400

Signature, Place, and Date of Signing:

     /s/  Daniel S. Loeb     New York, NY     April 25, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $328,731 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MEDICAL OPTICS INC    COM              00763M108    15515  1153500 SH       1153500               1153500        0        0
AGERE SYS INC                  CL B             00845V209      600   400000 SH       400000                 400000        0        0
ALLMERICA FINL CORP            COM              019754100     2471   176100 SH       176100                 176100        0        0
AT&T CORP                      COM NEW          001957505     4860   300000 SH       300000                 300000        0        0
BINDVIEW DEV CORP              COM              090327107     3238  2590300 SH       2590300               2590300        0        0
BROOKFIELD HOMES CORP          COM              112723101      927    70000 SH       70000                   70000        0        0
COMCAST CORP NEW               CL A SPL         20030N200    27440  1000000 SH       1000000               1000000        0        0
DADE BEHRING HLDGS INC         COM              23342J206    33044  1764250 SH       1764250               1764250        0        0
DEL MONTE FOODS CO             COM              24522P103     8281  1110000 SH       1110000               1110000        0        0
FIDELITY NATL FINL INC         COM              316326107     7194   210657 SH       210657                 210657        0        0
FIRST CMNTY BANCORP CALIF      COM              31983B101     4438   153494 SH       153494                 153494        0        0
FIRST NIAGARA FINL GP INC      COM              33582V108      761    65000 SH       65000                   65000        0        0
GENESIS HEALTH VENTURE INC N   COM              37183F107     6980   470050 SH       470050                 470050        0        0
HUDSON CITY BANCORP            COM              443683107      506    25000 SH       25000                   25000        0        0
INFINITY PPTY & CAS CORP       COM              45665Q103     9662   529700 SH       529700                 529700        0        0
INFORMATION RES INC            COM              456905108      297   232000 SH       232000                 232000        0        0
KINDRED HEALTHCARE INC         COM              494580103     1697   150000 SH       150000                 150000        0        0
LIBERTY MEDIA CORP NEW         COM SER A        530718105    28934  2973719 SH       2973719               2973719        0        0
LOCAL FINL CORP                COM              539553107     6489   449100 SH       449100                 449100        0        0
LUFKIN INDS INC                COM              549764108     3564   186100 SH       186100                 186100        0        0
M D C HLDGS INC                COM              552676108    12090   315000 SH       315000                 315000        0        0
MCDERMOTT INTL INC             COM              580037109     3931  1355400 SH       1355400               1355400        0        0
METASOLV INC                   COM              59139P104      305   214800 SH       214800                 214800        0        0
NEW CENTURY FINANCIAL CORP     COM              64352D101      469    15000 SH       15000                   15000        0        0
OCEAN ENERGY INC DEL           COM              67481E106     4000   200000 SH       200000                 200000        0        0
PATINA OIL & GAS CORP          COM              703224105     3290   100000 SH       100000                 100000        0        0
PENN VA CORP                   COM              707882106    33792   880000 SH       880000                 880000        0        0
PG&E CORP                      COM              69331C108    12105   900000 SH       900000                 900000        0        0
PLAINS EXPL & PRODTN CO L P    COM              726505100     7215   874600 SH       874600                 874600        0        0
POTLATCH CORP                  COM              737628107    16554   852000 SH       852000                 852000        0        0
PROVIDENT FINL SVCS INC        COM              74386T105     4822   305000 SH       305000                 305000        0        0
RESONATE INC                   COM              76115Q104      719   372700 SH       372700                 372700        0        0
SEAGATE TECHNOLOGY             SHS              G7945J104        0   470600 SH       470600                 470600        0        0
SILICON LABORATORIES INC       COM              826919102     6045   231000 SH       231000                 231000        0        0
SKYWORKS SOLUTIONS INC         COM              83088M102     2804   450000 SH       450000                 450000        0        0
TENET HEALTHCARE CORP          COM              88033G100    22545  1350000 SH       1350000               1350000        0        0
VENTAS INC                     COM              92276F100     1969   169700 SH       169700                 169700        0        0
WARNACO GROUP INC              CL A NEW         934390402    18830  1892432 SH       1892432               1892432        0        0
WASHINGTON GROUP INTL INC      COM NEW          938862208     9318   532767 SH       532767                 532767        0        0
WEBEX INC                      COM              94767L109     1030   100000 SH       100000                 100000        0        0